INVENTORY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Total amount of Rotables	$ 8,345	$ 7,964